33. FINANCIAL RESULTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Results Tables
Financial results
Finance income	12.31.2017	12.31.2016	12.31.2015
Commercial interest	986	677	239
Financial interest	334	67	61
Other interest	112	105	31
Total finance income	1,432	849	331

Finance expenses
Commercial interest	(1,030)	(1,021)	(194)
Fiscal interest	(260)	(76)	(75)
Financial interest (1)	(3,714)	(3,083)	(937)
Other interest	(5)	(3)	(2)
Taxes and bank commissions	(78)	(36)	(33)
Other financial expenses	(25)	(58)	(16)
Total financial expenses	(5,112)	(4,277)	(1,257)

Other financial results
Foreign currency exchange difference, net	(3,558)	(1,099)	(566)
Result from repurchase of Corporate Bonds	-	(4)	10
Changes in the fair value of financial instruments	1,471	1,120	2,271
Discounted value measurement	(141)	(65)	23
Asset retirement obligation	(40)	(32)	(19)
Other financial results	2	-	-
Total other financial results	(2,266)	(80)	1,719

Total financial results, net	(5,946)	(3,508)	793

(1) Net of $ 369 million, $ 419 million and $ 434 million capitalized in property, plant and equipment for the years ended December 31, 2017, 2016 and 2015, respectively.